Trade and Other Payables - Summary of Trade and Other Payables (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of trade and other payables [line items]
Trade payables	£ 3,645	£ 3,528
Wages and salaries	1,355	1,228
Social security	139	166
Other payables	401	363
Deferred income	216	240
Customer return and rebate accruals	5,064	3,463
Other accruals	1,977	2,072
Total trade and other payables	14,037	20,970
Consumer Healthcare [member]
Disclosure of trade and other payables [line items]
Put option payable	0	8,606
Shionogi-ViiV Healthcare [member]
Disclosure of trade and other payables [line items]
Put option payable	£ 1,240	£ 1,304